INTANGIBLE ASSETS (Details Narrative)	Dec. 31, 2024
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	20 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets useful lives	7 years